MEEDER FUNDS®
6125 Memorial Drive
Dublin, Ohio 43017
(614) 766-7000

April 16, 2015

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re:	Meeder Funds® (Commission File Nos. 2-85378 and 811-3462)
Post Effective Amendment to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Meeder Funds®, a Massachusetts business trust (the “Trust”), I am filing Post-Effective Amendment No. 71 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with Exhibits under the Investment Company Act of 1940 (the “1940 Act”) and Rule 485(a) under the Securities Act of 1933 (the “1933 Act”).

The Amendment is being filed under Rule 485(a) under the 1933 Act.  The purpose of the filing is to add a new series to the Trust, the Dividend Opportunities Fund.

I would appreciate it if you would send a copy of any communication relating to this filing to my attention.  If you have any questions or need additional information, please call me at 614-760-2129.

Very truly yours,

/s/ Maggie Bull

Maggie Bull